Average Annual Total Returns{- Fidelity® Overseas Fund} - 10.31 Fidelity Overseas Fund K PRO-06 - Fidelity® Overseas Fund	Fidelity Overseas Fund-Class K Return Before Taxes Past 1 year	Fidelity Overseas Fund-Class K Return Before Taxes Past 5 years	Fidelity Overseas Fund-Class K Return Before Taxes Past 10 years	MS001 Past 1 year	MS001 Past 5 years	MS001 Past 10 years
Total	28.57%	8.83%	7.73%	22.29%	5.88%	5.67%